Income and Expenses Items - Summary of Other Operating Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Gain on disposal of property, plant, and equipment	$ 318	$ 239	$ 88
Rental income	179	199	89
Reversal of allowance for other receivable		80
Reversal of allowance for trade receivables for related parties		11
Reversal of allowance for trade receivable			122
Other operating income – others	90	285	86
Total other operating income	$ 587	$ 814	$ 385